N-6	Jun. 12, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective NY COLI VUL
Entity Central Index Key	0001826404
Entity Investment Company Type	N-6
Document Period End Date	Jun. 12, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

Putnam Investment Management, LLC has recommended, and the Board of Trustees of each of Putnam VT Sustainable Future Fund (“VT Sustainable Future Fund”) and Putnam VT U.S. Research Fund (“VT U.S. Research Fund”) has approved, the reorganization of VT Sustainable Future Fund with and into VT U.S. Research Fund (the “Reorganization”), see table below.

Target Portfolio and Corresponding Share Class	Acquiring Portfolio and Corresponding Share Class
Putnam VT Sustainable Future Fund – Class IA	Putnam VT U.S. Research Fund – Class IA

Putnam VT U.S. Research Fund – Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT U.S. Research Fund – Class IA